Subsequent Events (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 25, 2022	Mar. 23, 2022
BBVA Loan [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Description			The Navios Logistics 2022 BBVA Facility was used to repay existing debt under the Navios Logistics BBVA Facility, and for general corporate purposes.
Line of Credit Facility, Maximum Borrowing Capacity			$ 25,000
Interest rate			4.25%
Line of Credit Facility, Frequency of Payments			quarterly
Maturity date			July 1, 2025
Description of collateral			is secured by assignments of certain receivables
Debt Instrument, Face Amount			$ 17,000
Santander Facility I [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Description		The Navios Logistics Santander Facility will be used for general corporate purposes
Line of Credit Facility, Maximum Borrowing Capacity		$ 5,000
Interest rate		4.20%
Line of Credit Facility, Frequency of Payments		quarterly
Maturity date		March 7, 2026
Description of collateral		is secured by assignments of certain receivables.
Debt Instrument, Face Amount		$ 5,000
Senior Secured 2022 Notes [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Repurchased Face Amount	$ 25,000
One Dry Bulk Vessel [Member] | Sale and leaseback agreement [Member]
Line of Credit Facility [Line Items]
Long-term Debt, Description	to finance a vessel, which was drawn in the first quarter of 2022.
Finance lease, liability	$ 12,000
HCOB [Member] | One Dry Bulk Vessel [Member]
Line of Credit Facility [Line Items]
Repayments of Debt	$ 10,380
Long-term Debt, Description	to release a dry bulk vessel